Net fee and commission income - Schedule of fee and commission expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fee and commission expense [abstract]
Funds transfer	€ 259	€ 301
Securities business	84	80
Insurance broking	1	0
Asset management fees	5	3
Brokerage and advisory fees	185	157
Other	195	260
Total fee and commission expenses	€ 729	€ 801